UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21050

Name of Fund:   BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 136.7%

New Jersey — 135.6%
Corporate — 10.3%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(a)(b)	$560	$5,880
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 06/01/29	750	781,583
New Jersey EDA, RB, Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,550	1,757,142
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 07/01/46	185	194,459
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	500	521,105
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	395	416,535

		3,676,704
County/City/Special District/School District — 21.4%
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement, (BAM):
5.00%, 07/01/33	150	168,282
5.00%, 07/01/35	235	262,406
City of Margate New Jersey, GO, Refunding, Improvement(c):
5.00%, 01/15/21	230	247,726
5.00%, 01/15/21	110	118,478
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(d)	610	617,137
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	498,276
5.50%, 10/01/29	790	992,256
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 01/01/44	800	815,624
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 09/01/40	235	261,015

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	$440	$527,573
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 05/01/42	180	196,162
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 03/01/38	265	293,707
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	2,250	2,636,212

		7,634,854
Education — 24.4%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	200	206,408
New Jersey EDA, RB:
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(d)	130	131,491
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(d)	125	126,471
School Facilities Construction (AGC), 5.50%, 12/15/18 (c)	350	357,105
School Facilities Construction (AGC), 5.50%, 12/15/34	5	5,097
Team Academy Charter School Project, 6.00%, 10/01/33	455	506,529
New Jersey EDA, Refunding RB, Series A(d):
Greater Brunswick Charter School, Inc. Project, 5.63%, 08/01/34	215	219,291
Teaneck Community Charter School Project, 5.00%, 09/01/37	125	123,922
Teaneck Community Charter School Project, 5.13%, 09/01/52	150	145,170
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/32	500	533,890
Rider University Issue, Series F, 4.00%, 07/01/42	185	177,258
Rider University Issue, Series F, 5.00%, 07/01/47	135	144,548

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB:
Kean University, Series A, 5.50%, 09/01/19(c)	$700	$730,933
Montclair State University, Series A, 5.00%, 07/01/44	1,600	1,781,168
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	210	222,123
Ramapo College, Series B, 5.00%, 07/01/42	85	92,426
Seton Hall University, Series D, 5.00%, 07/01/38	105	116,275
Stevens Institute of Technology, Series A, 5.00%, 07/01/42	100	112,484
New Jersey Higher Education Student Assistance Authority, RB, AMT:
Sub-Series C, 4.00%, 12/01/48	140	139,755
Student Loan, Series 1A, 5.00%, 12/01/22	915	1,006,308
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	385	413,240
Series 1A, 5.00%, 12/01/25	90	93,301
Series 1A, 5.00%, 12/01/26	65	67,365
Series 1A, 5.25%, 12/01/32	300	313,173
Student Loan, Series 1A, 5.13%, 12/01/27	160	166,016
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/40	500	559,925
5.00%, 07/01/45	220	245,628

		8,737,300
Health — 9.1%
New Jersey Health Care Facilities Financing Authority, RB:
Hospitall Asset Transformation Program, Series A, 5.25%, 10/01/18(c)	390	394,582
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 07/01/18(c)	235	235,616
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	230	260,229
Virtua Health, Series A (AGC), 5.50%, 07/01/38	400	415,636

Security	Par (000)	Value
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(c)	$610	$683,962
Princeton Healthcare System, 5.00%, 07/01/39	250	275,987
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/43	235	242,363
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(c)	180	199,534
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(c)	505	559,803

		3,267,712
Housing — 2.0%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	370	378,184
S/F Housing, Series CC, 5.00%, 10/01/34	220	224,231
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series D, AMT, 4.25%, 11/01/37	120	121,525

		723,940
State — 22.9%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	870	930,404
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/27(e)	4,000	2,967,160
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC):
5.25%, 07/01/25(f)	55	65,458
5.25%, 07/01/25	445	505,048
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/28	255	271,728
Cigarette Tax, 5.00%, 06/15/29	500	531,830
Cigarette Tax (AGM), 5.00%, 06/15/22	750	818,153
School Facilities Construction, Series AA, 5.50%, 06/15/19(c)	335	347,844
School Facilities Construction, Series AA, 5.50%, 12/15/29	165	170,123
School Facilities Construction, Series GG, 5.25%, 09/01/27	1,295	1,361,654

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 06/15/19(c)	$200	$207,054

		8,176,456

Tobacco — 4.0%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	125	140,505
Sub-Series B, 5.00%, 06/01/46	1,215	1,303,902

		1,444,407
Transportation — 40.4%
Delaware River Port Authority, RB, Series D, 5.00%, 01/01/40	250	260,655
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,360	1,486,657
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(c)	1,175	1,313,250
Series A, 5.00%, 07/01/22(c)	315	352,063
Series A, 5.00%, 01/01/35	125	143,369
Series E, 5.25%, 01/01/19(c)	370	377,715
Series E, 5.00%, 01/01/45	720	801,245
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(e)	1,250	703,037
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	125	137,200
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 06/15/30	805	806,860
Transportation Program, Series AA, 5.00%, 06/15/38	705	743,979
Transportation Program, Series AA, 5.25%, 06/15/41	480	516,144
Transportation System, 6.00%, 12/15/38	325	331,442
Transportation System, Series A, 6.00%, 06/15/35	1,275	1,394,302
Transportation System, Series A, 5.88%, 12/15/38	555	565,489
Transportation System, Series A, 5.50%, 06/15/41	830	869,292
Transportation System, Series A, 5.00%, 06/15/42	185	192,030

Security	Par (000)	Value
Transportation (continued)
Transportation System, Series A (AGC), 5.63%, 12/15/28	$200	$204,052
Transportation System, Series AA, 5.50%, 06/15/39	425	456,187
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	450	493,191
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
166th Series, 5.25%, 07/15/36	500	539,710
172nd Series, AMT, 5.00%, 10/01/34	1,000	1,090,620
206th Series, AMT, 5.00%, 11/15/42	170	194,031
206th Series, AMT, 5.00%, 11/15/47	190	216,030
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/48	240	260,719

		14,449,269
Utilities — 1.1%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 09/01/33(e)	650	385,918
Puerto Rico — 1.1%
Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	210	208,702
5.63%, 05/15/43	200	198,534

		407,236

Total Municipal Bonds — 136.7% (Cost — $46,363,458)		48,903,796

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(g) — 29.4%

New Jersey — 29.4%
County/City/Special District/School District — 8.6%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	$340	$388,350
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	690	744,745
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	1,780	1,948,263

		3,081,358
Education — 5.9%
Rutgers - The State University of New Jersey, Refunding RB:
Series F, 5.00%, 05/01/19(c)	991	1,019,729
Series L, 5.00%, 05/01/43	990	1,099,162

		2,118,891
Health — 2.9%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	999	1,013,526

State — 2.9%
New Jersey EDA, RB, School Facilities Construction (AGC)(c):
6.00%, 12/15/18	986	1,008,661

Security	Par (000)	Value
State (continued)
6.00%, 12/15/18	$14	$14,274

		1,022,935
Transportation — 9.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC) (AGM), 5.00%, 12/15/32	600	601,218
Series B, 5.25%, 06/15/36(h)	1,000	1,044,278
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,501	1,608,876

		3,254,372

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.4% (Cost — $10,001,931)		10,491,082

Total Long-Term Investments — 166.1% (Cost — $56,365,389)		59,394,878

	Shares
Short-Term Securities — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.92%(i)(j)	216,817	216,839

Total Short-Term Securities — 0.6% (Cost — $216,817)		216,839

Total Investments — 166.7% (Cost — $56,582,206)		59,611,717
Other Assets Less Liabilities — 1.4%		507,349
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.0)%		(5,721,340)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (52.1)%		(18,628,719)

Net Assets Applicable to Common Shares — 100.0%		$35,769,007

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Zero-coupon bond.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New Jersey Municipal Bond Trust (BLJ)

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires on June 15, 2019, is $776,985.
(i)	Annualized 7-day yield as of period end.
(j)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/2017	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	216,817	216,817	$216,839	$684	$22		$22

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New Jersey Municipal Bond Trust (BLJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31,2018, the following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$59,394,878	$—	$59,394,878
Short-Term Securities	216,839	—	—	216,839

	$216,839	$59,394,878	$—	$59,611,717

(a)	See above Schedule of Investments for values in each sector.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(5,695,748)	$—	$(5,695,748)
VRDP Shares at Liquidation Value	—	(18,700,000)	—	(18,700,000)

	$—	$(24,395,748)	$—	$(24,395,748)

During the period ended May 31, 2018, there were no transfers between levels.

6

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 19, 2018